Cover	Apr. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	0-49731
Entity Registrant Name	Severn Bancorp, Inc.
Entity Central Index Key	0000868271
Entity Tax Identification Number	52-1726127
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	200 Westgate Circle
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	260-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SVBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false